Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Versant International, Inc.
Entity Central Index Key	0001497120
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 37,896	$ 15,000	$ 7,650
Accounts receivable	647	0	0
Inventory	9,632	0	0
Prepaid expenses	5,020	0	0
Total current assets	53,195	15,000	7,650
Other Assets
Goodwill	86,985	0	0
Total assets	140,180	15,000	7,650
Current Liabilities
Advance from shareholder	37,938	20,000	555
Accounts payable	43,192	17,097	0
Total liabilities	81,130	37,097	555
Commitments and Contingencies
Stockholders' Equity/ (Deficit)
Preferred stock: 25,000,000 shares authorized ($0.001 par value) none issued and outstanding	0	0	0
Class A Common stock, $.001 par value, 200,000,000 shares authorized and 70,000,000 and 50,000,000 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	70,000	50,000	0
Class B Common stock, $.001 par value, 675,000,000 shares authorized67,475,000 and 15,000,000 shares issued and outstanding atMarch 31, 2012 and December 31, 2011, respectively	67,475	15,000	15,000
Additional paid in capital	3,146,749	470,027	0
Accumulated deficit	(3,225,174)	(557,124)	(7,905)
Total stockholders' equity / (deficit)	59,050	(22,097)	7,095
Total liabilities and stockholders' equity / (deficit)	$ 140,180	$ 15,000	$ 7,650

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Stock Class A Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock Class A shares authorized	200,000,000	200,000,000	200,000,000
Common Stock Class A shares issued	70,000,000	70,000,000	0
Common Stock Class A shares outstanding	70,000,000	70,000,000	0
Common Stock Class B Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock Class B shares authorized	675,000,000	675,000,000	675,000,000
Common Stock Class B shares issued	67,475,000	15,000,000	15,000,000
Common Stock Class B shares outstanding	67,475,000	15,000,000	15,000,000

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		20 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue
Net sales	$ 4,472	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	3,619	0	0	0	0
Gross margin	853	0	0	0	0
Expenses
Officer compensation	2,569,697	0	500,000	0	500,000
Sales and marketing	910	0	0	0	0
Professional fees	86,571	0	44,426	5,650	50,076
Other general and adminstrative	11,725	0	4,793	2,255	7,048
Total operating expenses	2,668,903	0	549,219	7,905	557,124
Loss from operations	(2,668,050)	0	(549,219)	(7,905)	(557,124)
Net loss	$ (2,668,050)	$ 0	$ (549,219)	$ (7,905)	$ (557,124)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.04)	$ 0	$ (0.04)	$ 0	$ 0
Weighted average shares outstanding (in Shares)	70,190,278	15,000,000	15,684,932	15,000,000

Shareholders Equity (USD $)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at May. 04, 2010	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at May. 04, 2010	0
Common stock issued at par value, shares		15,000,000
Common stock issued at par value, amount		15,000			15,000
Net loss				(7,905)	(7,905)
Ending Balance, amount at Dec. 31, 2010	0	15,000	0	(7,905)	7,095
Ending Balance, shares at Dec. 31, 2010	0	15,000,000
Related party liabilities forgiven			5,027		5,027
Operating capital contributed			15,000		15,000
Issuance of restricted common stock, shares	50,000,000
Issuance of restricted common stock, amount	50,000		450,000		500,000
Net loss				(549,219)	(549,219)
Ending Balance, amount at Dec. 31, 2011	$ 50,000	$ 15,000	$ 470,027	$ (557,124)	$ (22,097)
Ending Balance, shares at Dec. 31, 2011	50,000,000	15,000,000

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		20 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash Flows from Operating Activities
Net loss	$ (2,668,050)	$ 0	$ (549,219)	$ (7,905)	$ (557,124)
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	2,569,697	0	500,000	0	500,000
(Increase) in accounts receivable	(647)	0	0	0	0
(Increase) in prepaid expenses	(5,020)	0	0	0	0
Increase in accounts payable	22,952	0	41,569	555	42,124
Decrease in inventories	3,619	0	0	0	0
Net cash used in operating activities	(77,449)	0	(7,650)	(7,350)	(15,000)
Cash Flows from Investing Activities
Cash received in subsidiary acquisition	2,907	0	0	0	0
Cash Flows from Financing Activities
Proceeds from shareholder advances	17,938	0	0	0	0
Capital contributed	0	0	15,000	0	15,000
Proceeds from issuances of common stock	79,500	0	0	15,000	15,000
Net cash provided by financing activities	97,438	0	15,000	15,000	30,000
Net increase in cash and cash equivalents	22,896	0	7,350	7,650	15,000
Cash and cash equivalents at beginning of the period	15,000	7,650	7,650	0
Cash and cash equivalents at end of the period	$ 37,896	$ 7,650	$ 15,000	$ 7,650	$ 15,000

Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Organization

Versant International, Inc. (Company) was organized under the laws of the State of Nevada in May 2010.  The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a companies or businesses seeking the perceived advantages of being a publicly held corporation. One of our principal business objectives for the next 12 months and beyond will be to achieve long-term growth potential through acquisitions or combinations with other businesses.

Through our recently acquired, wholly-owned subsidiary, Mamma’s Best, LLC we produce and sell food products.  Our products are available at well-known organic and natural food retail outlets primarily in the Los Angeles and Orange County locales.  To date, our food products consist of a total of four barbeque sauces and marinades.

Prior to the acquisition of Mamma’s Best we were considered to be in the development stage as defined by United States generally accepted accounting principles.

Shang Hide Consultants (Company) was organized under the laws of the State of Nevada in May 2010.  The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly held corporation.

On December 27, 2011, pursuant to a change of control as noted in the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 3, 2012, the Company amended its articles of incorporation and changed its name to Versant International, Inc.

The principal business objective for the next 12 months and beyond continues to be to achieve long-term growth potential through a combination with a business rather than immediate, short-term earnings.

The Company currently has no operations and is considered to be in the development stage as defined by United States generally accepted accounting principles.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Use of Estimates

Management makes estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods.  Actual results could vary from these estimates.

Principles of Consolidation

Our consolidated financial statements consist of our legal parent, Versant International, Inc. and our wholly-owned subsidiary, Mamma’s Best, LLC.  All inter-company balances and transactions have been eliminated upon consolidation.

Cash and Cash Equivalents

We maintain our cash at federally insured financial institutions.  Cash equivalents with maturity dates less than 90 days from the date of origination are considered to be cash equivalents for all financial reporting purposes.  We currently have no cash equivalents.

Fair Value

Cash and other current assets and liabilities are carried at cost which approximates their fair value in accordance with the fair value hierarchy as established by US GAAP.

Receivables

Accounts receivable consist of amounts due from our distributors.  Accounts receivable are current in nature and we have not experienced any material collection issues. Our reserve for bad debt is based on factors including current sales amounts, historical charge-offs and specific accounts identified as high risk. Uncollectible accounts receivable are charged against the allowance for doubtful accounts when reasonable efforts to collect the amounts due have been exhausted.

Inventories

Inventories are stated at the lower of cost or market using the first-in first-out (“FIFO”) method.  Inventory is produced, bottled, and packed for shipment by a third party manufacturer.  We are not required to and have not entered into any firm purchase commitments with our manufacturer and we order inventory on a “just-in-time” basis.

Revenue Recognition

We recognize revenues upon delivery of goods to a customer.  This is generally the point at which title and risk of loss is transferred, and when payment has either been received or collection is reasonably assured.  Revenues are recorded net of applicable incentives and promotions and include all shipping and handling costs passed to customers.

We recognize an allowance for sales returns based upon estimated and known returns.  Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance.  When all revenues are collected within the same period, resulting in no outstanding receivables at the balance sheet date, the allowance is reclassified to current liabilities.  Since inception, we have had an immaterial amount of our products returned.

Cost of Goods Sold

Our cost of goods sold includes all production and handling costs to produce our products. We have not incurred material shipping and handling costs to date.

Selling, General, and Administrative Expenses

Marketing – We promote our products with trade promotions and other product demonstrations. These programs include in-store display incentives and volume-based incentives. We expense advertising costs either in the period the advertising first takes place or as incurred. Consumer incentive and trade promotion activities are recorded as a reduction to revenues.  All marketing costs are recorded as an expense in the year incurred.

Goodwill

We test goodwill for impairment at least annually. We assess goodwill impairment risk by first performing a qualitative review of entity-specific, industry, market and general economic factors. If significant potential goodwill impairment risk exists, we apply a two-step quantitative test. The first step compares the estimated fair value with its carrying value. If the carrying value exceeds its fair value, the second step is applied to measure the difference between the carrying value and implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, the goodwill is considered impaired and reduced to its implied fair value.

Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company expects to have a material impact on the financial position, results of operations, or cash flows.

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Use of Estimates

Management makes estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods.  Actual results could vary from these estimates.

Cash and Cash Equivalents

The Company maintains its cash at a federally insured financial institution.  Cash equivalents with maturity dates less than 90 days from the date of origination are considered to be cash equivalents for all financial reporting purposes.  The Company currently has no cash equivalents.

Fair Value

Cash and accounts payable are carried at cost which approximates their fair value in accordance with the fair value hierarchy as established by US GAAP.

Income Tax

Deferred tax assets and liabilities are recorded to reflect temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. The tax rate used to determine the deferred tax assets and liabilities is the enacted tax rate for the year in which the differences are expected to reverse. Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized.

Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company expects to have a material impact on the financial position, results of operations, or cash flows.

Reclassifications

For current year presentation purposes, $5,650 of professional fees incurred in the period ended December 31, 2010 have been reclassified to conform to the current year presentation.  The reclassification did not have any impact on the previously reported financial position, results of operations, or cash flows.

Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Inventory

Our inventory is stated at the lower of cost or market using the FIFO method.  We have entered into third party production agreements on an as need basis, correspondingly, there are no purchase commitments related to inventory.  As of March 31, 2012 and December 31, 2011 we had finished goods inventory valued at $9,632 and $13,251 (pre-acquisition inventory held by our wholly-owned subsidiary Mamma’s Best LLC), respectively.  Periodic reviews for obsolescence are performed and applicable reserves are recognized.  We have not recognized any reserves for obsolete inventory through the period covered by this report.

Stock Issuances	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Stock Issuances

On March 12, 2012 we issued 10,000,000 shares of Class B common stock valued at $100,000 in exchange for 100% of the 40,000,000 outstanding ownership units of Mamma’s Best, LLC.  For additional detail related to this stock issuance see Note 5 – Business Acquisition.

On March 27, 2012 we issued an aggregate of 20,000,000 shares of Class A common stock and 40,000,000 shares of Class B common stock to Glen W. Carnes (Chairman and Chief Executive Officer) and Michael D. Young (President and Chief Operating Officer) with each receiving 10,000,000 shares of Class A common stock and 20,000,000 shares of Class B common stock for related party compensation of $2,569,697.

During March 2012 we issued an aggregate of 2,475,000 shares of Class B common stock for total cash consideration of $79,500.

In May 2010 the Company issued 15,000,000 shares of common at par value for cash totaling $15,000.

In December 2011 the Company’s former shareholders, directors, and officer converted $5,027 of previously accrued related party liabilities for operating expenses to additional paid in capital.

In December 2011 the Company amended its articles of incorporation and now has authorized capital as follows:

●	10,000,000 shares of preferred stock
●	75,000,000 shares of Class A common stock
●	225,000,000 shares of Class B common stock

Our Class A and Class B common stock has substantially the same rights with the exception of voting rights.  Each share of Class A common stock is entitled ten votes while each share of Class B common stock is entitled to one vote.

In December 2011 the Company issued 50,000,000 shares of Class A common stock to its new officers and directors, Glen Carnes and Michael Young, in consideration for services to be rendered to the Company in their new capacities with an estimated fair market value of $500,000.

Business Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Business Acquisition

On March 12, 2012 we acquired 100% of the 40,000,000 outstanding ownership units of Mamma’s Best, LLC in exchange for 10,000,000 shares of Class B common stock.  We accounted for the transaction as a business combination by applying the acquisition method in which the fair value of the consideration given, $100,000, was allocated to the identifiable assets acquired of $16,158; the liabilities assumed of $3,143; and the goodwill acquired of $86,985.  Subsequent to the completion of the acquisition, Mamma’s Best LLC became a wholly-owned operating subsidiary of Versant International, Inc.

Since the fair value of the consideration given exceeded the fair value of the identifiable assets acquired and liabilities assumed, we recognized goodwill in accordance with ASC 805-30-30-1.  Correspondingly, we performed a preliminary impairment analysis of the goodwill acquired in accordance with the applicable US GAAP and our corresponding accounting policies.  Based on the results of Step 1 of our impairment test we determined the fair value of the acquired reporting unit (Mamma’s Best) inclusive of goodwill exceeds its carrying amount, thus no impairment was recognized.

Subsequent to the issuance of the Class B common stock related to the acquisition of Mamma’s Best, our officers and affiliates maintained the controlling interest in our consolidated Company.

Prior to the acquisition of Mamma’s Best, LLC we were considered and exploration stage shell company as defined by US GAAP and the applicable Securities and Exchange Commission Rules and Regulations, therefore, we are providing the following unaudited pro forma statement of operations for the three months ended March 31, 2011 for informational purposes.

MAMMA’S BEST, LLC – PRO FORMA STATEMENT OF OPERATIONS (Unaudited)

For the Three Months Ended March 31, 2011

Net Sales	$2,819
Cost of goods sold	2,147

Gross Margin	672

Operating Expenses:
Sales and marketing	3,226
Other general and administrative	984

Total operating expenses	4,210

Loss from operations / Net loss	$(3,538)

For additional information related to the acquisition, including the prior two years of audited financial statements for Mamma’s Best, LLC and pro-forma financial statements as of and for the year ended December 31, 2011, see our Current Reports on Form 8-K and 8-K/A as filed on March 16, 2012 and April 26, 2012, respectively.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

During the three months ended March 31, 2012 our officers and directors advanced us a net of $17,938 in order to pay legal and other general and administrative expenses.  The transactions occurred in the normal course of business and will be repaid as funding permits.  As of March 31, 2012 and December 31, 2011 we owed our officers and directors a total of $37,938 and $20,000, respectively.

See Note 4 for a discussion of the stock based compensation issued to our officers.

Since inception, the Company’s former officers, directors, and officer paid Company operating expenses, related to maintaining current filings with the Securities and Exchange Commission, totaling $5,027.  As of December 31, 2011 the amounts due to our former officers and shareholders were forgiven resulting in an increase in additional paid in capital.  No gain or loss was recognized as part of this debt forgiveness.

During the fourth quarter of 2011, $20,000 of legal and consulting fees incurred on behalf of the Company were paid by our officers and directors, Glen Carnes and Michael Young.  The amounts due are reflected in “advance from shareholder” on the accompanying balance sheet.

Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Income Tax

As of December 31, 2011 the Company’s previous net operating loss carry-forwards of approximately $20,000 as of December 21, 2011 were forfeited due to a change in control of the Company in December 2011.  Compensation expense of $500,000 incurred subsequent to the date of change in control along with other legal and consulting fees of approximately $37,000 resulted in a deferred tax asset totaling $188,000 as of December 31, 2011, assuming a 35% tax rate.

Since it is not likely that deferred tax assets will be realized, no current tax benefit was recognized and the deferred assets have been fully reserved.

The Company does not currently have temporary or permanent differences that provide additional deferred tax assets or result in deferred tax liabilities, nor are there any uncertain tax positions.

Our current net operating loss carry-forward will begin to expire in 2031and we are open to Internal Revenue Service audit for all periods since our inception.

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Concentrations

Customers

During the quarter ended March 31, 2012 two customers accounted for 88% and 12% of revenue, respectively.

Vendor

Our product line is produced, bottled, and packaged by one vendor. The Company has alternatives for these services, and no firm purchase commitments have been entered into with this vendor.

Operating Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Operating Lease	During March 2012 we entered into an operating lease for our corporate office. The lease commences on April 2, 2012 and expires on March 31, 2013. The lease calls for monthly payments of $1,391.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

In April 2012 we issued an aggregate of 555,000 shares of Class B common stock for total cash consideration of $30,500.  We also issued 550,000 shares of Class B common stock in exchange for services valued at $53,500.

We evaluated subsequent events through February 2, 2012, the date in which the financial statements were available to be issued, and determined there were no reportable events.